Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Entity Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 31, 2019
Document Effective Date	May 31, 2019
Prospectus Date	May 31, 2019